Benefit Plans	12 Months Ended
Dec. 31, 2015
Benefit Plans

14. Benefit Plans

Pension and other postretirement plans

Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $804 thousand, $832 thousand and $5.3 million in 2015, 2014 and 2013, respectively.

The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $811 thousand, $998 thousand and $773 thousand in 2015, 2014 and 2013, respectively.